Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net earnings	$ 315	$ 596
Cash flow hedges [abstract]
Effective portion of changes in fair value	(92)	7
Deferred income taxes	25	(1)
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of comprehensive loss	(49)	(34)
Deferred income taxes	10	0
Exchange differences on translation [abstract]
Gains (losses)	183	59
Reclassifications to earnings	6	0
Subtotal	83	31
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Actuarial (losses) gains	(5)	(10)
Deferred income taxes	2	3
Subtotal	(3)	(7)
Other comprehensive income	80	24
Comprehensive income (loss), net of tax	395	620
Comprehensive income attributable to [abstract]
Equity holders of Agrium	389	616
Non-controlling interest	6	4
Comprehensive income (loss), net of tax	$ 395	$ 620